Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Contractual Obligations
Amount
2015	$153,546
2016	3,834
2017	3,823
2018	786
$161,989